Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000013166 | Not Rated
Holdings [Line Items]
Percent of Total Investments	1.30%
C000013166 | BB
Holdings [Line Items]
Percent of Total Investments	3.60%
C000013166 | BBB
Holdings [Line Items]
Percent of Total Investments	2.80%
C000013166 | A
Holdings [Line Items]
Percent of Total Investments	14.30%
C000013166 | AA
Holdings [Line Items]
Percent of Total Investments	65.40%
C000013166 | AAA
Holdings [Line Items]
Percent of Total Investments	12.60%
C000013166 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	14.00%
C000013166 | Housing
Holdings [Line Items]
Percent of Total Investments	3.10%
C000013166 | Hospital
Holdings [Line Items]
Percent of Total Investments	4.10%
C000013166 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.70%
C000013166 | Education
Holdings [Line Items]
Percent of Total Investments	7.80%
C000013166 | Transportation
Holdings [Line Items]
Percent of Total Investments	12.00%
C000013166 | General Obligations
Holdings [Line Items]
Percent of Total Investments	51.30%
C000013168 | Not Rated
Holdings [Line Items]
Percent of Total Investments	1.30%
C000013168 | BB
Holdings [Line Items]
Percent of Total Investments	3.60%
C000013168 | BBB
Holdings [Line Items]
Percent of Total Investments	2.80%
C000013168 | A
Holdings [Line Items]
Percent of Total Investments	14.30%
C000013168 | AA
Holdings [Line Items]
Percent of Total Investments	65.40%
C000013168 | AAA
Holdings [Line Items]
Percent of Total Investments	12.60%
C000013168 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	14.00%
C000013168 | Housing
Holdings [Line Items]
Percent of Total Investments	3.10%
C000013168 | Hospital
Holdings [Line Items]
Percent of Total Investments	4.10%
C000013168 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.70%
C000013168 | Education
Holdings [Line Items]
Percent of Total Investments	7.80%
C000013168 | Transportation
Holdings [Line Items]
Percent of Total Investments	12.00%
C000013168 | General Obligations
Holdings [Line Items]
Percent of Total Investments	51.30%
C000063954 | Not Rated
Holdings [Line Items]
Percent of Total Investments	1.30%
C000063954 | BB
Holdings [Line Items]
Percent of Total Investments	3.60%
C000063954 | BBB
Holdings [Line Items]
Percent of Total Investments	2.80%
C000063954 | A
Holdings [Line Items]
Percent of Total Investments	14.30%
C000063954 | AA
Holdings [Line Items]
Percent of Total Investments	65.40%
C000063954 | AAA
Holdings [Line Items]
Percent of Total Investments	12.60%
C000063954 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	14.00%
C000063954 | Housing
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063954 | Hospital
Holdings [Line Items]
Percent of Total Investments	4.10%
C000063954 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.70%
C000063954 | Education
Holdings [Line Items]
Percent of Total Investments	7.80%
C000063954 | Transportation
Holdings [Line Items]
Percent of Total Investments	12.00%
C000063954 | General Obligations
Holdings [Line Items]
Percent of Total Investments	51.30%
C000013108 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.90%
C000013108 | BB
Holdings [Line Items]
Percent of Total Investments	5.10%
C000013108 | BBB
Holdings [Line Items]
Percent of Total Investments	8.40%
C000013108 | A
Holdings [Line Items]
Percent of Total Investments	10.30%
C000013108 | AA
Holdings [Line Items]
Percent of Total Investments	51.50%
C000013108 | AAA
Holdings [Line Items]
Percent of Total Investments	19.90%
C000013108 | B
Holdings [Line Items]
Percent of Total Investments	0.90%
C000013108 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	12.60%
C000013108 | Housing
Holdings [Line Items]
Percent of Total Investments	5.10%
C000013108 | Hospital
Holdings [Line Items]
Percent of Total Investments	19.20%
C000013108 | Education
Holdings [Line Items]
Percent of Total Investments	23.50%
C000013108 | Transportation
Holdings [Line Items]
Percent of Total Investments	8.50%
C000013108 | General Obligations
Holdings [Line Items]
Percent of Total Investments	13.80%
C000013108 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	5.50%
C000013108 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	11.80%
C000034083 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.90%
C000034083 | BB
Holdings [Line Items]
Percent of Total Investments	5.10%
C000034083 | BBB
Holdings [Line Items]
Percent of Total Investments	8.40%
C000034083 | A
Holdings [Line Items]
Percent of Total Investments	10.30%
C000034083 | AA
Holdings [Line Items]
Percent of Total Investments	51.50%
C000034083 | AAA
Holdings [Line Items]
Percent of Total Investments	19.90%
C000034083 | B
Holdings [Line Items]
Percent of Total Investments	0.90%
C000034083 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	12.60%
C000034083 | Housing
Holdings [Line Items]
Percent of Total Investments	5.10%
C000034083 | Hospital
Holdings [Line Items]
Percent of Total Investments	19.20%
C000034083 | Education
Holdings [Line Items]
Percent of Total Investments	23.50%
C000034083 | Transportation
Holdings [Line Items]
Percent of Total Investments	8.50%
C000034083 | General Obligations
Holdings [Line Items]
Percent of Total Investments	13.80%
C000034083 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	5.50%
C000034083 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	11.80%
C000013110 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.90%
C000013110 | BB
Holdings [Line Items]
Percent of Total Investments	5.10%
C000013110 | BBB
Holdings [Line Items]
Percent of Total Investments	8.40%
C000013110 | A
Holdings [Line Items]
Percent of Total Investments	10.30%
C000013110 | AA
Holdings [Line Items]
Percent of Total Investments	51.50%
C000013110 | AAA
Holdings [Line Items]
Percent of Total Investments	19.90%
C000013110 | B
Holdings [Line Items]
Percent of Total Investments	0.90%
C000013110 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	12.60%
C000013110 | Housing
Holdings [Line Items]
Percent of Total Investments	5.10%
C000013110 | Hospital
Holdings [Line Items]
Percent of Total Investments	19.20%
C000013110 | Education
Holdings [Line Items]
Percent of Total Investments	23.50%
C000013110 | Transportation
Holdings [Line Items]
Percent of Total Investments	8.50%
C000013110 | General Obligations
Holdings [Line Items]
Percent of Total Investments	13.80%
C000013110 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	5.50%
C000013110 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	11.80%
C000013123 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.10%
C000013123 | BB
Holdings [Line Items]
Percent of Total Investments	1.40%
C000013123 | BBB
Holdings [Line Items]
Percent of Total Investments	3.90%
C000013123 | A
Holdings [Line Items]
Percent of Total Investments	15.30%
C000013123 | AA
Holdings [Line Items]
Percent of Total Investments	56.60%
C000013123 | AAA
Holdings [Line Items]
Percent of Total Investments	18.70%
C000013123 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.70%
C000013123 | Housing
Holdings [Line Items]
Percent of Total Investments	3.50%
C000013123 | Hospital
Holdings [Line Items]
Percent of Total Investments	6.20%
C000013123 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	4.70%
C000013123 | Education
Holdings [Line Items]
Percent of Total Investments	4.70%
C000013123 | Transportation
Holdings [Line Items]
Percent of Total Investments	18.80%
C000013123 | General Obligations
Holdings [Line Items]
Percent of Total Investments	25.70%
C000013123 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	10.60%
C000013123 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	11.10%
C000013123 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	3.80%
C000013123 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.20%
C000013125 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.10%
C000013125 | BB
Holdings [Line Items]
Percent of Total Investments	1.40%
C000013125 | BBB
Holdings [Line Items]
Percent of Total Investments	3.90%
C000013125 | A
Holdings [Line Items]
Percent of Total Investments	15.30%
C000013125 | AA
Holdings [Line Items]
Percent of Total Investments	56.60%
C000013125 | AAA
Holdings [Line Items]
Percent of Total Investments	18.70%
C000013125 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.70%
C000013125 | Housing
Holdings [Line Items]
Percent of Total Investments	3.50%
C000013125 | Hospital
Holdings [Line Items]
Percent of Total Investments	6.20%
C000013125 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	4.70%
C000013125 | Education
Holdings [Line Items]
Percent of Total Investments	4.70%
C000013125 | Transportation
Holdings [Line Items]
Percent of Total Investments	18.80%
C000013125 | General Obligations
Holdings [Line Items]
Percent of Total Investments	25.70%
C000013125 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	10.60%
C000013125 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	11.10%
C000013125 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	3.80%
C000013125 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.20%
C000013126 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.10%
C000013126 | BB
Holdings [Line Items]
Percent of Total Investments	1.40%
C000013126 | BBB
Holdings [Line Items]
Percent of Total Investments	3.90%
C000013126 | A
Holdings [Line Items]
Percent of Total Investments	15.30%
C000013126 | AA
Holdings [Line Items]
Percent of Total Investments	56.60%
C000013126 | AAA
Holdings [Line Items]
Percent of Total Investments	18.70%
C000013126 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.70%
C000013126 | Housing
Holdings [Line Items]
Percent of Total Investments	3.50%
C000013126 | Hospital
Holdings [Line Items]
Percent of Total Investments	6.20%
C000013126 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	4.70%
C000013126 | Education
Holdings [Line Items]
Percent of Total Investments	4.70%
C000013126 | Transportation
Holdings [Line Items]
Percent of Total Investments	18.80%
C000013126 | General Obligations
Holdings [Line Items]
Percent of Total Investments	25.70%
C000013126 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	10.60%
C000013126 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	11.10%
C000013126 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	3.80%
C000013126 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.20%
C000013130 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.30%
C000013130 | BB
Holdings [Line Items]
Percent of Total Investments	1.60%
C000013130 | BBB
Holdings [Line Items]
Percent of Total Investments	11.60%
C000013130 | A
Holdings [Line Items]
Percent of Total Investments	9.00%
C000013130 | AA
Holdings [Line Items]
Percent of Total Investments	53.60%
C000013130 | AAA
Holdings [Line Items]
Percent of Total Investments	16.50%
C000013130 | B
Holdings [Line Items]
Percent of Total Investments	1.40%
C000013130 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	14.30%
C000013130 | Housing
Holdings [Line Items]
Percent of Total Investments	6.10%
C000013130 | Education
Holdings [Line Items]
Percent of Total Investments	10.70%
C000013130 | Transportation
Holdings [Line Items]
Percent of Total Investments	19.90%
C000013130 | General Obligations
Holdings [Line Items]
Percent of Total Investments	12.00%
C000013130 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.50%
C000013130 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	20.90%
C000013130 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	3.40%
C000013130 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	4.20%
C000013132 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.30%
C000013132 | BB
Holdings [Line Items]
Percent of Total Investments	1.60%
C000013132 | BBB
Holdings [Line Items]
Percent of Total Investments	11.60%
C000013132 | A
Holdings [Line Items]
Percent of Total Investments	9.00%
C000013132 | AA
Holdings [Line Items]
Percent of Total Investments	53.60%
C000013132 | AAA
Holdings [Line Items]
Percent of Total Investments	16.50%
C000013132 | B
Holdings [Line Items]
Percent of Total Investments	1.40%
C000013132 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	14.30%
C000013132 | Housing
Holdings [Line Items]
Percent of Total Investments	6.10%
C000013132 | Education
Holdings [Line Items]
Percent of Total Investments	10.70%
C000013132 | Transportation
Holdings [Line Items]
Percent of Total Investments	19.90%
C000013132 | General Obligations
Holdings [Line Items]
Percent of Total Investments	12.00%
C000013132 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.50%
C000013132 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	20.90%
C000013132 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	3.40%
C000013132 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	4.20%
C000063949 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.30%
C000063949 | BB
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063949 | BBB
Holdings [Line Items]
Percent of Total Investments	11.60%
C000063949 | A
Holdings [Line Items]
Percent of Total Investments	9.00%
C000063949 | AA
Holdings [Line Items]
Percent of Total Investments	53.60%
C000063949 | AAA
Holdings [Line Items]
Percent of Total Investments	16.50%
C000063949 | B
Holdings [Line Items]
Percent of Total Investments	1.40%
C000063949 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	14.30%
C000063949 | Housing
Holdings [Line Items]
Percent of Total Investments	6.10%
C000063949 | Education
Holdings [Line Items]
Percent of Total Investments	10.70%
C000063949 | Transportation
Holdings [Line Items]
Percent of Total Investments	19.90%
C000063949 | General Obligations
Holdings [Line Items]
Percent of Total Investments	12.00%
C000063949 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.50%
C000063949 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	20.90%
C000063949 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	3.40%
C000063949 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	4.20%
C000013139 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.10%
C000013139 | BB
Holdings [Line Items]
Percent of Total Investments	1.40%
C000013139 | BBB
Holdings [Line Items]
Percent of Total Investments	4.60%
C000013139 | A
Holdings [Line Items]
Percent of Total Investments	14.40%
C000013139 | AA
Holdings [Line Items]
Percent of Total Investments	71.30%
C000013139 | AAA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000013139 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.10%
C000013139 | Housing
Holdings [Line Items]
Percent of Total Investments	3.40%
C000013139 | Hospital
Holdings [Line Items]
Percent of Total Investments	14.30%
C000013139 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.50%
C000013139 | Education
Holdings [Line Items]
Percent of Total Investments	15.40%
C000013139 | Transportation
Holdings [Line Items]
Percent of Total Investments	4.50%
C000013139 | General Obligations
Holdings [Line Items]
Percent of Total Investments	36.20%
C000013139 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	4.10%
C000013139 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	3.80%
C000013139 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	8.70%
C000013141 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.10%
C000013141 | BB
Holdings [Line Items]
Percent of Total Investments	1.40%
C000013141 | BBB
Holdings [Line Items]
Percent of Total Investments	4.60%
C000013141 | A
Holdings [Line Items]
Percent of Total Investments	14.40%
C000013141 | AA
Holdings [Line Items]
Percent of Total Investments	71.30%
C000013141 | AAA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000013141 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.10%
C000013141 | Housing
Holdings [Line Items]
Percent of Total Investments	3.40%
C000013141 | Hospital
Holdings [Line Items]
Percent of Total Investments	14.30%
C000013141 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.50%
C000013141 | Education
Holdings [Line Items]
Percent of Total Investments	15.40%
C000013141 | Transportation
Holdings [Line Items]
Percent of Total Investments	4.50%
C000013141 | General Obligations
Holdings [Line Items]
Percent of Total Investments	36.20%
C000013141 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	4.10%
C000013141 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	3.80%
C000013141 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	8.70%
C000092721 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.10%
C000092721 | BB
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092721 | BBB
Holdings [Line Items]
Percent of Total Investments	4.60%
C000092721 | A
Holdings [Line Items]
Percent of Total Investments	14.40%
C000092721 | AA
Holdings [Line Items]
Percent of Total Investments	71.30%
C000092721 | AAA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000092721 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.10%
C000092721 | Housing
Holdings [Line Items]
Percent of Total Investments	3.40%
C000092721 | Hospital
Holdings [Line Items]
Percent of Total Investments	14.30%
C000092721 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092721 | Education
Holdings [Line Items]
Percent of Total Investments	15.40%
C000092721 | Transportation
Holdings [Line Items]
Percent of Total Investments	4.50%
C000092721 | General Obligations
Holdings [Line Items]
Percent of Total Investments	36.20%
C000092721 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	4.10%
C000092721 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	3.80%
C000092721 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	8.70%